UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):              [ ] is a restatement.
                                               [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      TPG-Axon Capital Management, L.P.

Address:   888 Seventh Avenue, 38th Floor
           New York, New York 10019


Form 13F File Number: 028-11789


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Dinakar Singh
Title:  Chief Executive Officer
Phone:  (212) 479-2000

Signature,  Place,  and  Date  of  Signing:

/s/ Dinakar Singh                  New York, New York                 2/14/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              40

Form 13F Information Table Value Total:     $ 3,750,810
                                         --------------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- -------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                                SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP    VALUE    PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- -------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
ALCON INC                    COM SHS        H01301102   13,072     80,000 SH  PUT  SOLE                    80,000      0    0
ALLSCRIPTS HEALTHCARE SOLUTN COM            01988P108  130,747  6,785,000 SH       SOLE                 6,785,000      0    0
BANCO SANTANDER BRASIL S A   ADS REP 1 UNIT 05967A107  184,620 13,575,000 SH       SOLE                13,575,000      0    0
BANK OF AMERICA CORPORATION  COM            060505104   30,015  2,250,000 SH       SOLE                 2,250,000      0    0
BECKMAN COULTER INC          COM            075811109   80,496  1,070,000 SH       SOLE                 1,070,000      0    0
BMC SOFTWARE INC             COM            055921100  124,062  2,631,777 SH       SOLE                 2,631,777      0    0
BORGWARNER INC               COM            099724106   55,500    767,000 SH       SOLE                   767,000      0    0
BRASIL TELECOM SA            SPONS ADR PFD  10553M101    2,368    108,000 SH       SOLE                   108,000      0    0
CABOT OIL & GAS CORP         COM            127097103   11,544    305,000 SH       SOLE                   305,000      0    0
COMMUNITY HEALTH SYS INC NEW COM            203668108  171,902  4,600,000 SH       SOLE                 4,600,000      0    0
COVIDIEN PLC                 SHS            G2554F105  241,085  5,280,000 SH       SOLE                 5,280,000      0    0
CUMMINS INC                  COM            231021106   50,165    456,000 SH       SOLE                   456,000      0    0
DRYSHIPS INC                 SHS            Y2109Q101  100,674 18,337,696 SH       SOLE                18,337,696      0    0
EL PASO CORP                 COM            28336L109  197,662 14,365,000 SH       SOLE                14,365,000      0    0
EQUINIX INC                  COM NEW        29444U502  147,893  1,820,000 SH       SOLE                 1,820,000      0    0
FLOWSERVE CORP               COM            34354P105   48,284    405,000 SH       SOLE                   405,000      0    0
HANSEN NAT CORP              COM            411310105   52,280  1,000,000 SH       SOLE                 1,000,000      0    0
HARLEY DAVIDSON INC          COM            412822108   96,903  2,795,000 SH       SOLE                 2,795,000      0    0
HEALTH MGMT ASSOC INC NEW    CL A           421933102   31,768  3,330,000 SH       SOLE                 3,330,000      0    0
INTL PAPER CO                COM            460146103  171,612  6,300,000 SH       SOLE                 6,300,000      0    0
JOHNSON CTLS INC             COM            478366107   51,761  1,355,000 SH       SOLE                 1,355,000      0    0
JOY GLOBAL INC               COM            481165108   83,540    963,000 SH       SOLE                   963,000      0    0
JPMORGAN CHASE & CO          COM            46625H100   92,264  2,175,000 SH       SOLE                 2,175,000      0    0
MERCADOLIBRE INC             COM            58733R102   71,316  1,070,000 SH       SOLE                 1,070,000      0    0
PETROHAWK ENERGY CORP        COM            716495106   61,320  3,360,000 SH       SOLE                 3,360,000      0    0
PNC FINL SVCS GROUP INC      COM            693475105  239,844  3,950,000 SH       SOLE                 3,950,000      0    0
PRIDE INTL INC DEL           COM            74153Q102  154,014  4,667,106 SH       SOLE                 4,667,106      0    0
QEP RES INC                  COM            74733V100   19,789    545,000 SH       SOLE                   545,000      0    0
REGIONS FINANCIAL CORP NEW   COM            7591EP100   67,725  9,675,000 SH       SOLE                 9,675,000      0    0
SCHWAB CHARLES CORP NEW      COM            808513105   56,292  3,290,000 SH       SOLE                 3,290,000      0    0
SPIRIT AEROSYSTEMS HLDGS INC COM CL A       848574109   15,399    740,000 SH       SOLE                   740,000      0    0
TD AMERITRADE HLDG CORP      COM            87236Y108   99,318  5,230,000 SH       SOLE                 5,230,000      0    0
TELE NORTE LESTE PART S A    SPON ADR PFD   879246106    5,733    390,000 SH       SOLE                   390,000      0    0
TEMPLE INLAND INC            COM            879868107   38,622  1,818,359 SH       SOLE                 1,818,359      0    0
TIDEWATER INC                COM            886423102      431      8,000 SH       SOLE                     8,000      0    0
TIME WARNER INC              COM NEW        887317303  205,084  6,375,000 SH       SOLE                 6,375,000      0    0
VIACOM INC NEW               CL B           92553P201  330,327  8,339,481 SH       SOLE                 8,339,481      0    0
WARNACO GROUP INC            COM NEW        934390402   97,199  1,765,000 SH       SOLE                 1,765,000      0    0
WILLIAMS COS INC DEL         COM            969457100   56,980  2,305,000 SH       SOLE                 2,305,000      0    0
ZHONGPIN INC                 COM            98952K107   61,200  3,000,000 SH       SOLE                 3,000,000      0    0
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